                                   PRUDENTIAL


                                                                   March 1, 2002


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


             Re:   Prudential High Yield Fund, Inc.
                   (File No. 2-63394)


Ladies and Gentlemen:

          Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "1933 Act"), the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment
No. 35 and (ii) that the text of Post-Effective Amendment No. 35 was filed electronically on March 1, 2002.


                                                Prudential High Yield Fund, Inc.


                                                By:  /s/ DEBORAH A. DOCS
                                                     -----------------------
                                                         Deborah A. Docs, Esq.
                                                         Secretary